Discontinued operations and assets and liabilities of disposal groups - (Loss)/profit from discontinued operations, net of tax (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of analysis of single amount of discontinued operations [line items]
Interest receivable		£ 21,026	£ 12,637	£ 9,234	[1],[2]
Net interest income		11,049	9,842	7,535	[1],[2]
Non-interest income		3,703	3,314	2,894	[1],[3]
Total income		14,752	13,156	10,429	[1]
Operating expenses		(7,996)	(7,687)	(7,758)	[1]
Profit before impairment losses/releases		6,756	5,469	2,671	[1]
Impairment (losses)/releases		(578)	(337)	1,173	[1]
Operating (loss)/profit before tax	[4]	(6,178)	(5,132)	(3,844)	[1]
Profit (loss)		4,632	3,595	3,312	[1]
Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Interest receivable		22	177	339
Net interest income		22	177	339
Non-interest income		(16)	(472)	13
Total income		6	(295)	352
Operating expenses		(124)	(38)	(47)
Profit before impairment losses/releases		(118)	(333)	305
Impairment (losses)/releases		6	71	162
Operating (loss)/profit before tax		112	262	(467)
Tax charge				(3)
Profit (loss)		£ (112)	£ (262)	£ 464

[1]	Comparative results have been re-presented from those previously published to reclassify certain items as discontinued operations as described in Note 8 to the consolidated financial statements.
[2]	Comparative results have been re-presented from those previously published to reclassify certain items as discontinued operations as described in Note 8 to the consolidated financial statements.
[3]	Comparative results have been re-presented from those previously published to reclassify certain items as discontinued operations as described in Note 8 to the consolidated financial statements.
[4]	Comparative results have been re-presented from those previously published to reclassify certain operations as discontinued operations as described in Note 8 to the consolidated financial statements.